Average Annual Total Returns - Goldman Sachs Hedge Industry VIP ETF	Goldman Sachs Hedge Industry VIP ETF 1 Year	Goldman Sachs Hedge Industry VIP ETF Since Inception	Goldman Sachs Hedge Industry VIP ETF Inception Date	Goldman Sachs Hedge Industry VIP ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Hedge Industry VIP ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Hedge Industry VIP ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Hedge Industry VIP ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs Hedge Fund VIP Index™ (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs Hedge Fund VIP Index™ (reflects no deduction for fees or expenses) Since Inception	S&P 500 Index (Unhedged; reflects no deduction for fees or expenses) 1 Year	S&P 500 Index (Unhedged; reflects no deduction for fees or expenses) Since Inception
Total	44.00%	22.45%	Nov. 01, 2016	43.93%	20.90%	26.06%	16.99%	45.27%	23.05%	18.34%	17.09%